LINE OF CREDIT PAYABLE (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jul. 15, 2012
Notes to Financial Statements
Revolving credit line			$ 200,000
Line of credit bears interest			6%
Balance of principal	92,200
Accrued interest	3,463
Interest expense	$ 2,963	$ 501